Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class A
Trading Symbol	SBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$74	1.46%
[1]
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 122,128,034
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 477,095
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$122,128,034
Number of Holdings	41
Net Advisory Fee	$477,095
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors	(%)
Financials	93.1%
Industrials	2.6%
Real Estate	1.8%
Information Technology	1.7%
Cash & Other	0.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.2%
Chubb Limited	5.9%
Visa Inc. Shares	5.5%
Coastal Financial Corp./WA	4.8%
Intercontinental Exchange Inc.	4.7%
Bank of America Corp.	4.4%
Berkshire Hathaway, Inc.	4.2%
Ameriprise Financial Inc.	4.0%
Brown & Brown Inc.	3.7%
Fiserv Inc.	3.2%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class C
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class C
Trading Symbol	SFSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$110	2.19%
[2]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.19%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 122,128,034
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 477,095
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$122,128,034
Number of Holdings	41
Net Advisory Fee	$477,095
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors	(%)
Financials	93.1%
Industrials	2.6%
Real Estate	1.8%
Information Technology	1.7%
Cash & Other	0.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.2%
Chubb Limited	5.9%
Visa Inc. Shares	5.5%
Coastal Financial Corp./WA	4.8%
Intercontinental Exchange Inc.	4.7%
Bank of America Corp.	4.4%
Berkshire Hathaway, Inc.	4.2%
Ameriprise Financial Inc.	4.0%
Brown & Brown Inc.	3.7%
Fiserv Inc.	3.2%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class I
Shareholder Report [Line Items]
Fund Name	1919 Financial Services Fund
Class Name	Class I
Trading Symbol	LMRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com/financial-services-fund.php
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$62	1.22%
[3]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com/financial-services-fund.php for more recent performance information.
Net Assets	$ 122,128,034
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 477,095
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$122,128,034
Number of Holdings	41
Net Advisory Fee	$477,095
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors	(%)
Financials	93.1%
Industrials	2.6%
Real Estate	1.8%
Information Technology	1.7%
Cash & Other	0.8%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.2%
Chubb Limited	5.9%
Visa Inc. Shares	5.5%
Coastal Financial Corp./WA	4.8%
Intercontinental Exchange Inc.	4.7%
Bank of America Corp.	4.4%
Berkshire Hathaway, Inc.	4.2%
Ameriprise Financial Inc.	4.0%
Brown & Brown Inc.	3.7%
Fiserv Inc.	3.2%

Updated Prospectus Web Address	https://1919funds.com/financial-services-fund.php
Class A
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class A
Trading Symbol	SSIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.97%
[4]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information.
Net Assets	$ 909,600,497
Holdings Count | $ / shares	215
Advisory Fees Paid, Amount	$ 2,190,042
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$909,600,497
Number of Holdings	215
Net Advisory Fee	$2,190,042
Portfolio Turnover	5%

Holdings [Text Block]

Security Type	(%)
Common Stocks	67.7%
Corporate Bonds	18.2%
U.S. Treasury Securities	7.5%
Short-Term Investments	2.8%
U.S. Government Agency Issues	1.8%
U.S. Treasury Bills	0.9%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Foreign Government Agency Issues	0.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	5.4%
United States Treasury Notes	5.4%
Microsoft Corp.	4.9%
Apple Inc.	3.4%
Netflix Inc.	3.2%
Amazon.com Inc.	3.2%
Alphabet Inc.	3.1%
Broadcom Inc.	2.8%
Fidelity Investments Money Market - Government Portfolio	2.8%
Eli Lilly & Co.	2.2%

Updated Prospectus Web Address	https://1919funds.com
Class C
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class C
Trading Symbol	SESLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$86	1.70%
[5]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information.
Net Assets	$ 909,600,497
Holdings Count | $ / shares	215
Advisory Fees Paid, Amount	$ 2,190,042
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$909,600,497
Number of Holdings	215
Net Advisory Fee	$2,190,042
Portfolio Turnover	5%

Holdings [Text Block]

Security Type	(%)
Common Stocks	67.7%
Corporate Bonds	18.2%
U.S. Treasury Securities	7.5%
Short-Term Investments	2.8%
U.S. Government Agency Issues	1.8%
U.S. Treasury Bills	0.9%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Foreign Government Agency Issues	0.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	5.4%
United States Treasury Notes	5.4%
Microsoft Corp.	4.9%
Apple Inc.	3.4%
Netflix Inc.	3.2%
Amazon.com Inc.	3.2%
Alphabet Inc.	3.1%
Broadcom Inc.	2.8%
Fidelity Investments Money Market - Government Portfolio	2.8%
Eli Lilly & Co.	2.2%

Updated Prospectus Web Address	https://1919funds.com
Class I
Shareholder Report [Line Items]
Fund Name	1919 Socially Responsive Balanced Fund
Class Name	Class I
Trading Symbol	LMRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://1919funds.com. You can also request this information by contacting us at (844) 828-1919.
Additional Information Phone Number	(844) 828-1919
Additional Information Website	https://1919funds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$36	0.70%
[6]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://1919funds.com for more recent performance information.
Net Assets	$ 909,600,497
Holdings Count | $ / shares	215
Advisory Fees Paid, Amount	$ 2,190,042
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$909,600,497
Number of Holdings	215
Net Advisory Fee	$2,190,042
Portfolio Turnover	5%

Holdings [Text Block]

Security Type	(%)
Common Stocks	67.7%
Corporate Bonds	18.2%
U.S. Treasury Securities	7.5%
Short-Term Investments	2.8%
U.S. Government Agency Issues	1.8%
U.S. Treasury Bills	0.9%
Collateralized Mortgage Obligations	0.6%
Mortgage-Backed Securities	0.2%
Foreign Government Agency Issues	0.1%
Cash & Other	0.2%

Top 10 Issuers	(%)
NVIDIA Corp.	5.4%
United States Treasury Notes	5.4%
Microsoft Corp.	4.9%
Apple Inc.	3.4%
Netflix Inc.	3.2%
Amazon.com Inc.	3.2%
Alphabet Inc.	3.1%
Broadcom Inc.	2.8%
Fidelity Investments Money Market - Government Portfolio	2.8%
Eli Lilly & Co.	2.2%

Updated Prospectus Web Address	https://1919funds.com

[1]
1	Annualized

[2]
1	Annualized

[3]
1	Annualized

[4]
1	Annualized

[5]
1	Annualized

[6]
1	Annualized